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               UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

            Check here if Amendment [__]; Amendment Number: ______

           This Amendment (Check only one.): [__] is a restatement.
                        [__] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:       Trent Capital Management, Inc.
   Address:    3150 North Elm Street
               Suite 204
               Greensboro, NC 27408

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that al required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:       David Labiak
   Title:      Chief Financial Officer
   Phone:      (336) 282-9302

Signature, Place, and Date of Signing:

/s/ David Labiak          Greensboro, North Carolina          January 20, 2006
[Signature]               [City, State]                       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included                 None
Managers:

Form 13F Information Table Entry Total:  43
Form 13F Information Table Value Total:  (thousands) $97,173
List of Other Included Managers:         None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

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
                                                                                              Voting Authority
                                                                                              ----------------
                               Title of           Value in                Investment  Other
Name of Issuer                  Class     CUSIP   (x$1000) Shares  SH/PRN Discretion Managers  Sole    Shared  None
--------------                 -------- --------- -------- ------- ------ ---------- -------- -------  ------  ----
First Data....................   COM    319963104   6840   146,085   SH      Sole             146,085
Nokia.........................   COM    654902204   6508   314,116   SH      Sole             314,116
Bed Bath & Beyond.............   COM    075896100   5465   142,330   SH      Sole             142,330
Cardinal Health...............   COM    14149Y108   5329    71,513   SH      Sole              71,513
American Express..............   COM    025816109   5117    97,378   SH      Sole              97,378
Dollar General................   COM    256669102   4799   271,611   SH      Sole             271,611
Illinois Tool Works...........   COM    452308109   4799    49,825   SH      Sole              49,825
Procter & Gamble..............   COM    742718109   4615    80,082   SH      Sole              80,082
Bank of America...............   COM    060505104   4607   101,168   SH      Sole             101,168
Pepsico.......................   COM    713448108   4292    74,265   SH      Sole              74,265
Johnson & Johnson.............   COM    478160104   4190    70,746   SH      Sole              70,746
Omnicom Group.................   COM    681919106   4181    50,220   SH      Sole              50,220
3M............................   COM    88579Y101   4150    54,830   SH      Sole              54,830
Harley-Davidson...............   COM    412822108   4072    78,495   SH      Sole              78,495
Berkshire Hathaway............   COM    084670207   4018     1,334   SH      Sole               1,334
Estee Lauder..................   COM    518439104   3522    94,690   SH      Sole              94,690
Gannett.......................   COM    364730101   3184    53,144   SH      Sole              53,144
AllianceBernstein.............   COM    01881G106   1416    21,380   SH      Sole              21,380
American Capital..............   COM    01855A101   1373    39,050   SH      Sole              39,050
Liberty Property Trust........   COM    531172104   1347    28,553   SH      Sole              28,553
First Industrial
  Realty......................   COM    313400301   1321    30,953   SH      Sole              30,953
Highwoods Properties..........   COM    431284108   1272    37,710   SH      Sole              37,710
Lloyds TSB Group..............   COM    539439109   1209    31,410   SH      Sole              31,410
Apartment Investment..........   COM    03748R101   1060    22,595   SH      Sole              22,595
Senior Housing................   COM    81721M109    939    51,875   SH      Sole              51,875
Enterprise Products...........   COM    293792107    916    37,080   SH      Sole              37,080
Hospitality
  Properties..................   COM    44106M102    825    18,892   SH      Sole              18,892
Valero........................   COM    91913W104    648    12,790   SH      Sole              12,790
Teppco Partners...............   COM    872384102    592    16,305   SH      Sole              16,305
PNC Financial.................   COM    693475105    485     7,202   SH      Sole               7,202
Progress Energy...............   COM    743263105    481    10,929   SH      Sole              10,929
W.P. Stewart..................   COM    G84922106    434    20,585   SH      Sole              20,585
General Elec Co...............   COM    369604103    402    11,552   SH      Sole              11,552
Regions Financial.............   COM    7591EP100    389    11,065   SH      Sole              11,065
Boston Properties.............   COM    101121101    371     3,976   SH      Sole               3,976
Pfizer Inc....................   COM    717081103    340    13,632   SH      Sole              13,632
Prologis Trust................   COM    743410102    318     5,945   SH      Sole               5,945
National City.................   COM    635405103    315     9,022   SH      Sole               9,022
Archstone Smith...............   COM    039583109    272     5,580   SH      Sole               5,580
Home Depot....................   COM    437076102    260     6,139   SH      Sole               6,139
Fannie Mae....................   COM    313586109    255     4,958   SH      Sole               4,958
Duke Energy...................   COM    264399106    245     8,407   SH      Sole               8,407
Pharmanetics..................   COM    71713J107      2    12,520   SH      Sole              12,520